Condensed Consolidated Statements Of Operations And Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Basic & diluted loss per share	$ (0.16)	$ (0.37)	$ (0.38)	$ (0.76)